Convertible Notes, Second JDH Note (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 29, 2023 USD ($)	Jan. 03, 2023 USD ($)	Mar. 10, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Adjustment	Sep. 07, 2015 USD ($)
Convertible Notes [Abstract]
Prepayment of convertible notes					$ 11,165	$ 10,000	$ 13,950
Balance outstanding					213,711	235,603
Convertible notes					0	10,833
Number of adjustments to adopt accounting standard | Adjustment							2
Additional paid-in capital					590,129	583,691
Accumulated deficit					(361,686)	(361,994)
Repayments of convertible notes					11,165	10,000	$ 13,950
ASU 2020-06 [Member] | Cumulative Adjustment [Member]
Convertible Notes [Abstract]
Convertible notes							10,949
Additional paid-in capital							(21,165)
Accumulated deficit							$ (10,216)
Second JDH Note [Member]
Convertible Notes [Abstract]
Applicable Limit								$ 21,165
Prepayment of convertible notes	$ 3,165	$ 8,000	$ 5,000	$ 5,000
Balance outstanding					$ 0	$ 11,165
Notice period to prepay Jelco notes					5 days
Conversion price (in dollars per share) | $ / shares					$ 12
Repayments of convertible notes	$ 3,165	$ 8,000	$ 5,000	$ 5,000